PENSION (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Information for Pension Plans with Projected Benefit Obligations in Excess of Plan Assets

	December 31,
	2024	2023
Projected benefit obligation ("PBO") funded status
Fair value of plan assets	$1,466	$1,650
Benefit obligations	(1,388)	(1,588)
Funded status of plans	$78	$62

	December 31,
	2024	2023
Change in benefit obligation
Beginning balance	$1,588	$1,262
Service cost	5	4
Interest cost	60	62
Plan participants' contributions	1	1
Actuarial (gain) loss	(132)	284
Benefits paid	(98)	(89)
Settlements	(5)	(4)
Other	1	—
Currency impact	(32)	68
Ending balance	$1,388	$1,588

Change in plan assets
Beginning balance	$1,650	$1,617
Employer contributions	6	4
Plan participants' contributions	1	1
Benefits paid	(98)	(89)
Actual (loss) return on assets	(58)	40
Settlements	(5)	(4)
Other	2	—
Currency impact	(32)	81
Ending balance	$1,466	$1,650
Information for pension plans with projected benefit obligations in excess of plan assets:

	December 31,
	2024	2023
PBO	$56	$69
Accumulated benefit obligation	46	58
Fair value of plan assets	14	20

Summary of Supplemental Consolidated Balance Sheets Information Related to Pension
Supplemental consolidated balance sheets information related to pension is as follows:

	December 31,
	2024	2023
Pension and post-retirement assets	$120	$111
Other accrued liabilities	—	(1)
Other noncurrent liabilities	(42)	(48)
Net amount recognized	$78	$62

Information for Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets	Information for pension plans with accumulated benefit obligations in excess of plan assets:

	December 31,
	2024	2023
PBO	$56	$64
Accumulated benefit obligation	46	53
Fair value of plan assets	14	15

Components of Net Periodic Pension Cost (Benefit)
The components of the net periodic pension cost (benefit) for the defined benefit pension plans are as follows:

	December 31,
	2024	2023
Service cost	$5	$4
Interest cost	60	62
Expected return on plan assets	(62)	(79)
Amortization of net loss	22	4
Cost of Settlement	—	1
Net periodic pension cost (benefit)	$25	$(8)

Major Assumptions Used to Determine Benefit Obligation
Major assumptions used in determining the benefit obligation and net periodic benefit cost for pension plans are presented in the following table as weighted averages:

	Year Ended December 31,
	2024		2023
	Benefit Obligation	Net Periodic Benefit Cost	Benefit Obligation	Net Periodic Benefit Cost
Discount rates:
PBO	4.9%	4.0%	4.0%	4.9%
Interest cost	—%	3.9%	—%	5.0%
Service cost	—%	3.9%	—%	4.6%
Salary scale	3.0%	3.1%	3.1%	3.0%
Expected return on plan assets	—%	3.9%	—%	4.9%

Summary of Allocation of Pension Plan Assets
The allocation of the pension plan assets are presented in the following table as weighted averages:

	Year Ended December 31,
	2024		2023
	Target Asset Allocation Percentage	Percentage of Plan Assets	Target Asset Allocation Percentage	Percentage of Plan Assets
Equity securities	4.1%	4.1%	3.8%	3.7%
Debt securities	4.6%	4.7%	4.4%	4.5%
Real estate	0.6%	0.6%	0.6%	0.6%
Other [1]	90.7%	90.6%	91.2%	91.2%
Total	100.0%	100.0%	100.0%	100.0%
(1)Other includes insurance contracts.

Summary of Fair Value of Pension Plan Assets by Asset Category
The fair values of the pension plan assets by asset category are as follows:

Asset Category	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Not Subject to Leveling (1)	Total
Equities:
Global equity funds	$—	$75	$—	$—	$75
Insurance contracts	—	—	1,203	—	1,203
Fixed income securities:
Governments	—	99	—	—	99
Corporate bonds	—	3	—	—	3
Global fixed income at net asset value	—	57	—	—	57
Real Estate (2)	—	1	—	—	1
Other (3)	—	7	—	7	14
Cash & cash equivalents (4)	13	—	—	1	14
Subtotal	$13	$242	$1,203	$8	$1,466
Other assets & liabilities (5)					—
Total at December 31, 2024					$1,466

Asset Category	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Not Subject to Leveling [1]	Total
Equities:
Global equity funds	$—	$79	$—	$—	$79
Insurance contracts	—	—	1,383	—	1,383
Fixed income securities:
Governments	—	93	—	—	93
Corporate bonds	—	4	—	—	4
Global fixed income at net asset value	—	63	—	—	63
Real Estate (2)	—	1	—	—	1
Other (3)	—	—	—	8	8
Cash & cash equivalents (4)	19	—	—	—	19
Subtotal	$19	$240	$1,383	$8	$1,650
Other assets & liabilities (5)					—
Total at December 31, 2023					$1,650
(1)In accordance with ASU 2015-07, Fair Value Measurement (Topic 820), certain investments that are measured at fair value using net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension assets.
(2)Represents investments in real estate, including commingled funds and directly held properties.
(3)Represents various contracts and global risk balanced commingled funds consisting mainly of equity, bonds, and some commodities.
(4)Represents short-term commercial paper, bonds, and other cash or cash-like investments.
(5)Represents trust receivables and payables that are not leveled.

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets
The table below presents a reconciliation of the fair value of the Company’s pension assets that use significant unobservable inputs (Level 3):

December 31, 2022	$—
Purchase of insurance contracts	1,422
Return on assets	(27)
Payments from insurance policy	(12)
December 31, 2023	1,383
Return on assets	(94)
Payments from insurance policy	(86)
December 31, 2024	$1,203